EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Actuarial assets	R$ (53,328)	R$ (47,708)
Actuarial liabilities	402,415	473,046
Benefits Of Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Actuarial assets	(53,328)	(47,708)
Actuarial liabilities	23,255	18,884
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 379,160	R$ 454,162